Prepaid Expenses and Other Assets - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayment And Other Current Assets Allowance For Expected Credit Losses [Abstract]
Beginning	$ 1,619,003	$ 150,000
Provision for expected credit losses		1,542,600
Reversal of expected credit losses		(55,515)
Exchange rate difference	(105,990)	(18,082)
Ending	$ 1,513,013	$ 1,619,003